Property, plant and equipment (Details Narrative) - IPP facilities [member] - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of goods sold [member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	$ 2,781	$ 170
Operating expenses [member]
IfrsStatementLineItems [Line Items]
Depreciation expenses	$ 7	$ 8